Identifiable Intangible Assets and Goodwill - Finite-lived Intangible Assets Percentage of Total Intangibles (Details) (Details)	Dec. 31, 2015
Research and Development Expense [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	0.00%
Research and Development Expense [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	0.00%
Operating Segments [Member] | Global Innovative Pharmaceutical [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	22.00%
Operating Segments [Member] | Global Innovative Pharmaceutical [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	0.00%
Operating Segments [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	29.00%
Operating Segments [Member] | Global Vaccines, Oncology and Consumer Healthcare [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	81.00%
Operating Segments [Member] | Global Established Pharmaceutical [Member] | Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	49.00%
Operating Segments [Member] | Global Established Pharmaceutical [Member] | Brands [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of finite-lived intangible asset amortized cost by segment	19.00%